Recent accounting pronouncements Narrative (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of equity [line items]
Deficit		$ (610,908)	$ (667,760)
Accumulated other comprehensive income (loss)		$ (94,294)	$ (95,435)
IFRS 9 | Long Term Investments | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of fair value measurement of equity [line items]
Deficit	$ 34,600
Accumulated other comprehensive income (loss)	(34,600)
IFRS 9 | Convertible senior subordinated notes | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of fair value measurement of equity [line items]
Deficit	10,800
Accumulated other comprehensive income (loss)	$ (10,800)